DESCRIPTION OF BUSINESS AND BASIS OF CONSOLIDATION (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Discussion on Ownership in Entity	We are a financial holding company controlled by Ita Unibanco Participa es S.A. ("IUPAR"), a holding company that has 51% of the shares of our common stock and that is jointly controlled by (i) Ita sa, which is a holding company controlled by the members of the Egydio de Souza Aranha Family, and (ii) E.Johnston, a holding company controlled by the Moreira Salles Family. Ita sa also owns directly 38.7% of the shares of our common stock.
TOTAL ASSETS	746,580	599,088	401,375
Intangible assets, net	18,148	22,569	6,676
Total liabilities	656,879	517,054
Variable Interest Entity, Regulatory Requirement	"There is not a contractual requirement to provide such financing, or any other type of financial support. We currently intend to continue to provide such support. In addition, the controlling shareholders Ita Unibanco Holding and CBD are committed to maintain, through capital contributions, the regulatory stockholders equity of FIC at an amount, at least, 25% higher than the minimum regulatory equity that is required according to the regulations of Banco Central do Brasil (Central Bank or Bacen).There is not a contractual requirement to provide such financing or any other type of financial support. We currently intend to continue to provide such support. The controlling shareholders (Ita Unibanco Holding and LASA) are committed to maintain, through capital contributions, the regulatory stockholders' equity of FAI at an amount at least 25% higher than the minimum regulatory equity that is required according to the regulations of BACEN."
Financeira Itau Cbd S.A. [Member]
TOTAL ASSETS	3,822	3,351
Intangible assets, net	463	507
Total liabilities	1,957	1,654
Certificate of Deposits of VIE	853	676
Financeira Americanas Itau S.A. [Member]
TOTAL ASSETS	1,529	1,171
Intangible assets, net	268	291
Total liabilities	582	457
Certificate of Deposits of VIE	564	424
Luizacred S.A. Scfi [Member]
TOTAL ASSETS	2,348	1,533
Total liabilities	585	352
Certificate of Deposits of VIE	1,713	1,147